RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash equivalents	$ 23,464,691	$ 21,955,901
Cash held by entity	6,652,545	6,445,382
Total cash and cash equivalents	30,117,236	28,401,283	$ 22,336,838	$ 22,193,004
Investment grade
Disclosure of financial assets [line items]
Cash equivalents	15,110,595	13,988,666
Speculative grade
Disclosure of financial assets [line items]
Cash equivalents	7,904,760	7,707,990
Without grade or not available
Disclosure of financial assets [line items]
Cash equivalents	449,336	259,245
Central Bank | Investment grade
Disclosure of financial assets [line items]
Cash equivalents	4,755,515	3,794,411
Central Bank | Speculative grade
Disclosure of financial assets [line items]
Cash equivalents	7,714,111	7,264,128
Central Bank | Without grade or not available
Disclosure of financial assets [line items]
Cash equivalents		2,338
Financial entities | Investment grade
Disclosure of financial assets [line items]
Cash equivalents	10,353,061	10,194,255
Financial entities | Speculative grade
Disclosure of financial assets [line items]
Cash equivalents	190,649	443,862
Financial entities | Without grade or not available
Disclosure of financial assets [line items]
Cash equivalents	333,864	$ 256,907
Others | Investment grade
Disclosure of financial assets [line items]
Cash equivalents	2,019
Others | Without grade or not available
Disclosure of financial assets [line items]
Cash equivalents	$ 115,472